Transactions and Balances with Related Parties (Details) - Schedule of balances receivable from and payable to related parties - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Accounts receivable:
Total short term	$ 104,803	$ 70,232
Accounts receivable:
Total long term	648,281	648,281
Loans to related parties:
Total loans to related parties	1,105,063	1,070,158
Total, long-term	1,753,344	1,718,439
Total accounts payable	310,992	312,913
Loans from related parties:
Loans from related parties	2,381,464
Related party total	2,692,456	312,913
Industrias CH, S.A.B. de C.V. [Member]
Accounts receivable:
Total short term	62,055	6,073
Ca. Laminadora Vista Hermosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	974	628
Operadora compañía Mexicana de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	824	873
Compañía Manufacturera de Tubos, S.A. de C.V. [Member]
Accounts receivable:
Total short term	2,799
Cia Tubos y Perfiles Monterrey, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,371	3,318
Operadora Perfiles Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,999	2,872
Loans to related parties:
Total accounts payable	2,800	2,074
Operadora Construalco, S.A. de C.V. [Member]
Accounts receivable:
Total short term	606	519
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	16,473	1,638
Loans to related parties:
Total accounts payable	24,455	7,155
Arrendadora Norte de Matamoros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	1,294	1,294
Operadora Industrial de Herramientas, S.A. de C.V. [Member]
Accounts receivable:
Total short term		816
Joist del Golfo, S.A. de C.V [Member]
Accounts receivable:
Total short term	2,582	5,227
Holding Protel, S.A. de C.V. [Member]
Accounts receivable:
Total short term	304
Aceros CH, S.A. de C.V. [Member]
Accounts receivable:
Total short term	130
Sigosa Aceros, S.A. de C.V. [Member]
Accounts receivable:
Total short term	14	18,942
Loans to related parties:
Total accounts payable	7	48,096
Siderúrgicos del Golfo, S.A. de C.V. [Member]
Accounts receivable:
Total short term	832	940
Perfiles Comerciales Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term	4,125	25,588
Pytsa Industrial de Mexico. S.A. de C.V. [Member]
Accounts receivable:
Total short term	438	438
Aceros y Laminados Sigosa, S.A. de C.V. [Member]
Accounts receivable:
Total short term		820
Acertam, S.A. de C.V. [Member]
Accounts receivable:
Total short term	785
Servicios Estructurales, S.A. de C.V. [Member]
Accounts receivable:
Total short term	3,047
Others [Member]
Accounts receivable:
Total short term	151	246
Loans to related parties:
Total accounts payable	195	188
Industrias CH, S.A.B. de C.V. [Member]
Accounts receivable:
Total long term	648,281	648,281
Industrias CH, S.A.B de C.V. (in Dollars) [Member]
Loans to related parties:
Total loans to related parties	959,153	915,553
Perfiles Comerciales Sigosa, S.A. de C.V. (in Dollars) [Member]
Loans to related parties:
Total loans to related parties	145,910	154,605
Industrias CH, S.A.B. de C.V. [Member]
Loans to related parties:
Total accounts payable	245,388	214,294
Perfiles Comeciales Sigosa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	3,802	3,802
Holding Protel, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	251	251
Compañia Laminadora Vista Hermosa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	518	445
Operadora Pytsa Industrial, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	8,353	11,603
Comercializadora SIGOSA, S.A. de C.V.[Member]
Loans to related parties:
Total accounts payable		2,532
Compañia Manufacturera de Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	9,837	7,174
Operadora Compañia Mexicana de Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	7,583	7,090
Cía. Mexicana de Perfiles y Tubos, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	595	595
Industrias Procarsa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	139	156
Ferrovisa, S.A. de C.V. [Member]
Loans to related parties:
Total accounts payable	7,069	$ 7,458
Operadora de Perfiles Sigosa, S.A. de C.V. [Member]
Loans from related parties:
Loans from related parties	$ 2,381,464